Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 1,099	$ 15
Distributed Earnings [Abstract]
Distributed Earnings	89	67
Numerator - Net income
Net Income	1,188	82
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	1,188	82
Interest expense on convertible bonds	53	0
Amortization of issue cost and discount on convertible bonds	23	0
Fair value adjustment on convertible bonds included in income	(102)	0
Income used in calculation of diluted earnings per ordinary share	1,158	82
Common stock [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	1,095	15
Distributed Earnings [Abstract]
Distributed Earnings	89	67
Numerator - Net income
Net Income	1,184	82
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]	381,471,126	363,135,881
Fully Vested Options [Shares]	1,447,478	1,100,186
Weighted Average Number of Shares Outstanding, Basic [Shares]	382,918,604	364,236,067
Weighted Average Number of Shares Outstanding, Diluted [Shares]	417,764,833	365,394,902
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options [Shares]	1,321,614	1,158,835
Dilutive potential of convertible bonds [Shares]	33,524,615	0
Dilutive potential of E Ordinary shares [Shares]	0	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	1,184	82
E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	4	0
Distributed Earnings [Abstract]
Distributed Earnings	0	0
Numerator - Net income
Net Income	4	0
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Weighted Average Number of Shares Outstanding, Basic [Shares]	2,958,298	3,305,316
Weighted Average Number of Shares Outstanding, Diluted [Shares]	2,958,298	3,305,316
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	$ 4	$ 0
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Shares]		15,384,615